Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory rate	$ (24,007)	$ (4,905)	$ (19,150)
Valuation allowance	29,232	10,900	15,422
Debt discount and interest limitation	0	(9,293)	8,954
Compensation expense	3,798	2,469	224
Acquisition related charges	260	992	75
Prior year true-up and carryback	(5,079)	(713)	(3,968)
State, net of federal tax benefit	(5,127)	(174)	(2,545)
Change in fair value of Convertible Debentures	1,752	0	0
Change in tax rates	(1,471)	0	0
Other	655	728	993
Total	$ 13	$ 4	$ 5